Note 11 - Intangible Assets, Net - Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Values at the beginning of the year		$ 1,862,827
Values at the end of the year		1,660,859	$ 1,862,827
Information system projects [member]
Statement Line Items [Line Items]
Values at the beginning of the year		145,957
Values at the end of the year		81,746	145,957
Licenses, patents and trademarks [member]
Statement Line Items [Line Items]
Values at the beginning of the year	[1]	99,327
Values at the end of the year	[1]	93,217	99,327
Goodwill [member]
Statement Line Items [Line Items]
Values at the beginning of the year		1,292,665
Values at the end of the year		1,292,481	1,292,665
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Values at the beginning of the year		324,878
Values at the end of the year		193,415	324,878
Gross carrying amount [member]
Statement Line Items [Line Items]
Values at the beginning of the year		5,165,152	5,250,186
Translation differences		6,477	6,906
Additions		33,440	29,378
Transfers / Reclassifications		(28,463)	(768)
Increase due to business combinations (**)	[2]	133
Disposals		(1,152)	(991)
Transfer to assets held for sale			(119,559)
Values at the end of the year		5,175,587	5,165,152
Gross carrying amount [member] | Information system projects [member]
Statement Line Items [Line Items]
Values at the beginning of the year		554,330	524,869
Translation differences		6,265	2,264
Additions		28,335	28,730
Transfers / Reclassifications		(28,371)	(546)
Increase due to business combinations (**)	[2]	133
Disposals			(151)
Transfer to assets held for sale			(836)
Values at the end of the year		560,692	554,330
Gross carrying amount [member] | Licenses, patents and trademarks [member]
Statement Line Items [Line Items]
Values at the beginning of the year	[1]	461,619	494,662
Translation differences	[1]	483	(29)
Additions	[1]	5,105	648
Transfers / Reclassifications	[1]	(92)	(222)
Increase due to business combinations (**)	[2]
Disposals	[1]	(1,152)	(840)
Transfer to assets held for sale			(32,600)
Values at the end of the year	[1]	465,963	461,619
Gross carrying amount [member] | Goodwill [member]
Statement Line Items [Line Items]
Values at the beginning of the year		2,090,257	2,170,709
Translation differences		(184)	4,671
Additions
Transfers / Reclassifications
Increase due to business combinations (**)	[2]
Disposals
Transfer to assets held for sale			(85,123)
Values at the end of the year		2,090,073	2,090,257
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Values at the beginning of the year		2,058,946	2,059,946
Translation differences		(87)
Additions
Transfers / Reclassifications
Increase due to business combinations (**)	[2]
Disposals
Transfer to assets held for sale			(1,000)
Values at the end of the year		2,058,859	2,058,946
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Values at the beginning of the year		3,302,325	3,106,734
Translation differences		5,232	1,325
Transfers / Reclassifications			(398)
Disposals			(153)
Amortization charge		207,171	268,482
Transfer to assets held for sale			(73,665)
Values at the end of the year		3,514,728	3,302,325
Accumulated depreciation, amortisation and impairment [member] | Information system projects [member]
Statement Line Items [Line Items]
Values at the beginning of the year		408,373	335,532
Translation differences		5,232	1,325
Transfers / Reclassifications		92	(245)
Disposals			(153)
Amortization charge		65,249	72,632
Transfer to assets held for sale			(718)
Values at the end of the year		478,946	408,373
Accumulated depreciation, amortisation and impairment [member] | Licenses, patents and trademarks [member]
Statement Line Items [Line Items]
Values at the beginning of the year	[1]	362,292	364,412
Translation differences	[1]
Transfers / Reclassifications	[1]	(92)	(153)
Disposals	[1]
Amortization charge	[1]	10,546	30,633
Transfer to assets held for sale	[1]		(32,600)
Values at the end of the year	[1]	372,746	362,292
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Statement Line Items [Line Items]
Values at the beginning of the year		797,592	836,939
Translation differences
Transfers / Reclassifications
Disposals
Amortization charge
Transfer to assets held for sale			(39,347)
Values at the end of the year		797,592	797,592
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Values at the beginning of the year		1,734,068	1,569,851
Translation differences
Transfers / Reclassifications
Disposals
Amortization charge		131,376	165,217
Transfer to assets held for sale			(1,000)
Values at the end of the year		$ 1,865,444	$ 1,734,068

[1]	Includes Proprietary Technology.
[2]	Related to Garrett LLC acquisition.